Vessels in Operation	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Vessels in Operation

4. Vessels in Operation

Vessels in Operation as of December 31, 2018 and 2017 consisted of the following:

	Vessel Cost, as adjusted for	Accumulated	Net Book
	impairment charges	Depreciation	Value
As of January 1, 2017	$916,809	$(209,481)	$707,328

Additions	310	—	310
Depreciation	—	(33,494)	(33,494)
Impairment loss	(182,585)	94,961	(87,624)

As of December 31, 2017	$734,534	$(148,014)	$586,520

Additions	11,675	—	11,675
Acquisitions through the Poseidon Transaction	617,522	—	617,522
Depreciation	—	(31,117)	(31,117)
Impairment loss	(139,354)	67,520	(71,834)

As of December 31, 2018	$1,224,377	$(111,611)	$1,112,766

On June 18, 2018, the Company took delivery of a 2005-built, 2,824 TEU containership, now named GSL Valerie, for a total cost of $11,436.

On November 15, 2018, the Company completed the Poseidon Transaction, acquiring 20 containerships, one of which, the Argos, was contracted to be sold which sale was completed in December 2018. The Poseidon vessels were recorded at their fair value, less negative goodwill arising as a result of the accounting for the Poseidon Transaction, allocated pro-rata at that date. The vessel contracted to be sold at the date of the transaction was classified as an asset held-for-sale and was held at a fair value which equaled the agreed sale price. As a result, no gain or loss has been recognized in the Company’s Consolidated Statements of Income.

Whilst charter rates in the spot market and asset values saw overall improvements through 2018, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a review of the GSL Fleet for impairment as at December 31, 2018. The impairment review resulted in an impairment charge on three vessels, totaling $71,834, being recognized during the year ended December 31, 2018.

No impairment test was performed for the vessels comprising the Poseidon Fleet as at December 31, 2018, as no events or circumstances existed indicating that their carrying value may not be recoverable. The carrying value of the vessels at December 31, 2018, was significantly lower than their fair value, in part as a result of the allocation of negative goodwill arising from the accounting for the Poseidon Transaction.

The impairment review as at December 31, 2017 and 2016 gave rise to an impairment charge of $87,624 and $92,422 on five and six vessels, respectively in the GSL Fleet.

As of December 31, 2018, 18 vessels of the GSL Fleet were pledged as collateral under the 2022 Notes and the Citi Super Senior Term Loan (“Citi Credit Facility”), and one vessel of the GSL Fleet was pledged as collateral under the Hayfin Credit Facility. Additionally, the loan facilities of Poseidon Fleet are collateralized by preferred mortgages over the 19 Poseidon vessels (see note 11).